Fair Value Measurements - Level 3 Reconciliation of Convertible promissory notes (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 3 Reconciliation of Convertible promissory notes
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Change in fair value of convertible notes payables
October 2022 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 13,469	$ 9,500
Additions			$ 9,500
Fair value measurement adjustments	617	$ 3,969
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	14,086	$ 13,469	$ 9,500
April 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	15,385
Additions		15,000
Fair value measurement adjustments	650	$ 385
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	16,035	$ 15,385
November 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	9,132
Additions	3,000	5,000
Fair value measurement adjustments	(3,820)	$ 4,132
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	8,312	$ 9,132
February 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Additions	7,000
Fair value measurement adjustments	(7)
Balance (end of period)	6,993
May 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Additions	3,000
Fair value measurement adjustments	26
Balance (end of period)	3,026
June 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Additions	2,500
Fair value measurement adjustments	3
Balance (end of period)	$ 2,503